Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Earnings attributable to BHP shareholders
Continuing operations	$ 4,064	$ 1,869	$ 6,652
Total	$ 3,764	$ 2,015	$ 3,705
Weighted average number of shares
Basic	5,303	5,323	5,323
Diluted	5,318	5,338	5,337
Basic earnings per ordinary share
Continuing operations	$ 0.766	$ 0.351	$ 1.250
Total	0.710	0.379	0.696
Diluted earnings per ordinary share
Continuing operations	0.764	0.350	1.246
Total	$ 0.708	$ 0.377	$ 0.694